Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Loans And Borrowings [Abstract]
Summary of Interest Bearing Loans and Borrowings Measured at Amortized Cost/Fair Value

This note provides information about the contractual terms of Group’s interest bearing loans and borrowings, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, currency and liquidity risk, refer note 5 and 34.

	As at March 31
Particulars	2025	2026
Non-current liabilities
Secured bank loans	3,118	2,234
Lease liabilities	10,777	7,324
Convertible notes due 2028	—	201,199
Convertible notes due 2030	—	1,188,965
Non-current portion of loans and borrowings	13,895	1,399,722

	As at March 31
Particulars	2025	2026
Current liabilities
Current portion of secured bank loans	1,485	1,415
Current portion of lease liabilities	4,582	4,462
Current portion of convertible notes due 2028	216,075	—
Current portion of loans and borrowings	222,142	5,877

Summary of Convertible Notes

(B) Convertible notes due 2030

Proceeds from issue of convertible notes due 2030	1,437,500
Issue expenses	(22,952)
Net proceeds	1,414,548
Amount classified as equity (net of allocated issue expense of USD 4,802) (refer note 26)	(295,939)
Interest accrued	74,401
Repurchase of convertible notes due 2030	(4,045)
Carrying amount of liability at March 31, 2026	1,188,965

Schedule of Terms and Conditions of Outstanding Loans, Lease Liabilities and Convertible Notes

				As at March 31, 2025		As at March 31, 2026
Particulars	Currency	Interest rate	Year of maturity	Original value	Carrying amount	Original value	Carrying amount
Secured bank loans	INR	7%-10%	2025 - 2030	6,595	4,603	6,199	3,649
Lease liabilities	Multiple	2%-12%	2025 - 2029	45,091	15,359	43,963	11,786
Convertible notes due 2028	USD	7.39%	2028	230,000	216,075	230,000	201,199
Convertible notes due 2030	USD	8.63%	2028	-	-	1,432,500	1,188,965

Summary of Changes in Cash Flows from Financing Activities

Changes in cash flows from financing activities

	Liabilities
	Secured bank loans	Lease liabilities	Convertible notes	Total
Balance as at April 1, 2023	2,667	16,379	216,118	235,164

Proceeds from bank loans	2,114	—	—	2,114
Repayment of bank loans	(1,009)	—	—	(1,009)
Acquired through business combination	—	115	—	115
Additions to lease liabilities	—	3,540	—	3,540
Adjustment due to modification/change in estimate	—	(26)	(30,578)	(30,604)
Payment of lease liabilities	—	(3,105)	—	(3,105)
Interest accrued	266	1,783	15,700	17,749
Interest paid	(266)	(1,783)	—	(2,049)
Effect of change in foreign exchange rates	(46)	(245)	—	(291)
Balance as at March 31, 2024	3,726	16,658	201,240	221,624

Proceeds from bank loans	2,435	—	—	2,435
Repayment of bank loans	(1,455)	—	—	(1,455)
Acquired through business combination	—	22	—	22
Additions to lease liabilities	—	2,958	—	2,958
Adjustment due to modification/change in estimate	—	(123)	—	(123)
Payment of lease liabilities	—	(3,763)	—	(3,763)
Interest accrued	405	1,697	14,835	16,937
Interest paid	(405)	(1,697)	—	(2,102)
Effect of change in foreign exchange rates	(103)	(393)	—	(496)
Balance as at March 31, 2025	4,603	15,359	216,075	236,037

Proceeds from bank loans	1,201	—	—	1,201
Repayment of bank loans	(1,778)	—	—	(1,778)
Proceeds from issuance of convertible notes	—	—	1,437,500	1,437,500
Convertible notes classified as equity	—	—	(300,741)	(300,741)
Direct cost incurred in relation to convertible notes (excluding equity component)	—	—	(18,150)	(18,150)
Repurchase of convertible notes	—	—	(4,045)	(4,045)
Additions to lease liabilities	—	2,849	—	2,849
Adjustment due to modification/change in estimate	—	(613)	(30,578)	(31,191)
Payment of lease liabilities	—	(4,688)	—	(4,688)
Interest accrued	300	1,454	90,103	91,857
Interest paid	(300)	(1,454)	—	(1,754)
Effect of change in foreign exchange rates	(377)	(1,121)	—	(1,498)
Balance as at March 31, 2026	3,649	11,786	1,390,164	1,405,599